Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances with Related Parties [Abstract]
Current maturities of long term loans (see Note 10)	$ 1,042	$ 1,011
Other accounts payable and accruals	$ 124	$ 217